UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual
Report of Proxy Voting Record of Registered Management

 Investment Company

Investment Company Act file number: 811-23215

Hartford
funds nextshares trust

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices)
(Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

Registrant’s telephone number, including area code: (610)
386-4068

Date of fiscal year end: October 31

Date of reporting period: July 1, 2018 - June 30, 2019

Form N-PX is to be used by a registered
management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose
the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of
Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,
450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Proxy Voting Record

Fund Name : Hartford Global Impact NextShares Fund

The fund seeks to achieve its objective by investing all of its assets in shares of the
Global Impact Master Portfolio, a series of Hartford Funds Master Fund. Voting records of the Global Impact Master Portfolio can be found by accessing the Form N-PX filed by Hartford
Funds Master Fund (Investment Company Act file no. 811-23232, CIK no. 0001698894) on August 27, 2019

SIGNATURES

Pursuant to the requirements of the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS NEXTSHARES TRUST

    Date: August 27,
2019
By:
/s/ James E. Davey

James E. Davey, President and

Chief Executive Officer